1328971

FORM D

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UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
[redacted]	
DATE RECEIVED	

05064187

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
BOSTON CAPITAL CORPORATE TAX CREDIT FUND XXIV, A LIMITED PARTNERSHIP

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

PROCESSED SEP 01 2005 THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
BOSTON CAPITAL CORPORATE TAX CREDIT FUND XXIV, A LIMITED PARTNERSHIP

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
ONE BOSTON PLACE	BOSTON, MA 02108-4406	(617) 624-8900
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business
The Issuer was formed to acquire interests in various other limited partnerships or limited liability companies ("Operating Partnerships"), each organized to construct, own and operate an apartment complex expected to qualify for Low-Income Housing Tax Credits under Section 42 of the Internal Revenue Code of 1986, as amended. Certain of the apartment complexes may also qualify for Historic Rehabilitation Tax Credits under Section 47 of the Code.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 3 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service Abbreviation for State: CN for Canada; FN for other foreign jurisdiction) M A

General Instructions

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under **Regulation D** or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

BCCTC Associates XXIV, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

One Boston Place, Boston, MA 02108-4406

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

BCCTC Associates , Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

One Boston Place, Boston, MA 02108-4406

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Boston Capital Holdings Limited Partnership

Business or Residence Address (Number and Street, City, State, Zip Code)

One Boston Place, Boston, MA 02108-4406

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Manning, John P.

Business or Residence Address (Number and Street, City, State, Zip Code)

One Boston Place, Boston, MA 02108-4406

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Goldstein, Jeffrey H.

Business or Residence Address (Number and Street, City, State, Zip Code)

One Boston Place, Boston, MA 02108-4406

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Costello, Kevin P.

Business or Residence Address (Number and Street, City, State, Zip Code)

One Boston Place, Boston, MA 02108-4406

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$_410,000	
3.	Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Costello, Kevin P.; Hubschman, A. Guy

Business or Residence Address (Number and Street, City, State, Zip Code)

One Boston Place, Boston, MA 02108-4406

Name of Associated Broker or Dealer

Boston Capital Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC] ✓	[FL]	[GA]	[HI]	[ID]
[IL] ✓	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA] ✓	[MI] ✓	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ] ✓	[NM]	[NY] ✓	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA] ✓	[WA] ✓	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests (Class A Units)	$250,000,000	$10,483,184
Other (Specify ____________)	$	$
Total	$250,000,000	$10,483,184

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$10,483,184
Non-accredited Investors	0	$0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C--Question 1. NOT APPLICABLE

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 0
Printing and Engraving Costs	☒	$75,000
Legal Fees	☒	$150,000
Accounting Fees	☒	$100,000
Engineering Fees	☒	$ 0
Sales Commissions (specify finders' fees separately)	☒	$1,125,000
Other Expenses (identify) Due Diligence Expenses, blue sky fees, escrow fees, marketing costs and other miscellaneous expenses, costs and salaries	☒	$5,300,000
Total	☒	$6,750,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $243,250,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments to Others
Salaries and fees (Acquisition, Partnership Management and Investor Service Fees).........	☒	$10,000,000	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment..................	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)........................	☐	$	☐	$
Repayment of Indebtedness........................	☐	$	☐	$
Working Capital........................	☐	$	☒	$ 8,125,000
Other (specify): Acquisition Expenses	☐	$	☒	$ 4,375,000
Cash Used for Investment			☒	$220,750,000
Column Totals........................	☒	$10,000,000	☒	$233,250,000
Total Payments listed (column totals added)........................		☒ $243,250,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
BOSTON CAPITAL CORPORATE TAX CREDIT FUND XXIV, A LIMITED PARTNERSHIP	[signature]	August 25, 2005
Name of Signer (Print or Type) Kevin P. Costello	Title of Signer (Print or Type) Executive Vice President of BCCTC Associates , Inc., the Manager of BCCTC Associates XXIV LLC, the General Partner of the Issuer	

*Funds in the Working Capital Reserve will be available for contingencies relating to the operation, management and administration of the apartment complexes, the Operating Partnerships and the Issuer, including payment of an annual asset management fee to the General Partner of the Issuer (or an affiliate thereof), to the extent other funds are not so available. In addition, funds held in the Working Capital Reserve will be available for finder's fees option and/or other payments and interest expense on Issuer borrowings, including presyndication or bridge loans to facilitate the acquisition of Operating Partnership Interests.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? NOT APPLICABLE — Yes ☐ No ☐

See Appendix, Column 5, for state response

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
BOSTON CAPITAL CORPORATE TAX CREDIT FUND XXIV, A LIMITED PARTNERSHIP	[signature]	August 25, 2005
Name (Print or Type) Kevin P. Costello	Title (Print or Type) Executive Vice President of BCCTC Associates, Inc., the Manager of BCCTC Associates XXIV, LLC, the General Partner of the Issuer	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5*	
	Intend to sell to non-accredited investors in State (Part B - Item 1)		Type of security and aggregate offering price offered in State (Part C - Item 1)	Type of investor and amount purchased in State (Part C - Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E - Item 1)	
State	Yes	No	Limited Partner Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X	$250,000,000						
AK		X	$250,000,000						
AZ		X	$250,000,000						
AR		X	$250,000,000						
CA		X	$250,000,000						
CO		X	$250,000,000						
CT		X	$250,000,000						
DE		X	$250,000,000						
DC		X	$250,000,000						
FL		X	$250,000,000						
GA		X	$250,000,000						
HI		X	$250,000,000						
ID		X	$250,000,000						
IL		X	$250,000,000						
IN		X	$250,000,000						
IA		X	$250,000,000						
KS		X	$250,000,000						
KY		X	$250,000,000						
LA		X	$250,000,000						
ME		X	$250,000,000						
MD		X	$250,000,000						
MA		X	$250,000,000						
MI		X	$250,000,000						
MN		X	$250,000,000						
MS		X	$250,000,000	1	$10,438,184				
MO		X	$250,000,000						

* Not Applicable under NSMIA. Rule 506 Offering.

APPENDIX

1	2		3	4				5*	
	Intend to sell to non-accredited investors in State (Part B - Item 1)		Type of security and aggregate offering price offered in State (Part C - Item 1)	Type of investor and amount purchased in State (Part C - Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E - Item 1)	

* Not Applicable under NSMIA. Rule 506 Offering.

State	Yes	No	Limited Partner Interests	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MT		X	$250,000,000						
NE		X	$250,000,000						
NV		X	$250,000,000						
NH		X	$250,000,000						
NJ		X	$250,000,000						
NM		X	$250,000,000						
NY		X	$250,000,000						
NC		X	$250,000,000						
ND		X	$250,000,000						
OH		X	$250,000,000						
OK		X	$250,000,000						
OR		X	$250,000,000						
PA		X	$250,000,000						
RI		X	$250,000,000						
SC		X	$250,000,000						
SD		X	$250,000,000						
TN		X	$250,000,000						
TX		X	$250,000,000						
UT		X	$250,000,000						
VT		X	$250,000,000						
VA		X	$250,000,000						
WA		X	$250,000,000						
WV		X	$250,000,000						
WI		X	$250,000,000						
WY		X	$250,000,000						
PR		X	$250,000,000						